Accounts payable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2017		December 31, 2018		December 31, 2019
Suppliers	Ps.	784,533	Ps.	730,361	Ps.	735,729
Advance payments from clients		108,853		139,576		142,044
Interest payable		87,168		84,224		98,882
Direct employee benefits		46,674		48,239		62,494
Others suppliers		26,864		141,380		112,635
Others		11,977		10,932		11,989
Total	Ps.	1,066,069	Ps.	1,154,712	Ps.	1,163,773